FINANCIAL RISK MANAGEMENT - Liquidity (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Corporate cash and financial assets	$ 283,000,000	$ 276,000,000
Availability under committed credit facilities	3,225,000,000	3,225,000,000
Commercial paper	(735,000,000)	(850,000,000)
Draws on credit facility	0	(300,000,000)
Commitments under credit facility	(11,000,000)	(10,000,000)
Corporate liquidity	2,762,000,000	2,341,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	2,200,000,000	2,200,000,000
Revolving credit facility with Brookfield
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 1,000,000,000	$ 1,000,000,000